Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	IDEANOMICS, INC.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000837852
Amendment Flag	false